Fair Value Measurement - Schedule of Warrants Measured at Fair Value Using Level 3 Inputs (Details)	3 Months Ended
Dec. 31, 2024 USD ($)
Embedded Derivative Liability [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Balance at October 1, 2024
Additions	222,865
Change in fair value	624,888
Ending balance, December 31, 2024	847,753
June 2024 Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Balance at October 1, 2024
Additions	283,293
Change in fair value	5,050,501
Ending balance, December 31, 2024	5,333,794
November 2024 Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Balance at October 1, 2024
Additions	663,408
Change in fair value	11,804,107
Ending balance, December 31, 2024	12,467,515
Pre-Funded Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Balance at October 1, 2024
Additions	5,085,682
Change in fair value	47,596,744
Ending balance, December 31, 2024	52,682,426
Common Stock Warrant [Member]
Schedule of Warrants Measured at Fair Value Using Level 3 Inputs [Line Items]
Balance at October 1, 2024
Additions	18,153,362
Change in fair value	76,133,428
Ending balance, December 31, 2024	$ 94,286,790